PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for CBS Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC.; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP218

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Executive Group Plans

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP219

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Executive GVUL

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF PGIM High Yield Bond Portfolio will restate its expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd.	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP220

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Curtiss-Wright Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF PGIM High Yield Bond Portfolio will restate its expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd.	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP221

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Critical Flow Solutions

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF PGIM High Yield Bond Portfolio will restate its expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP222

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Ingersoll Rand

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP223

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for JP Morgan Chase & Company

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio and the PSF PGIM High Yield Bond Portfolio (“the Funds”) will restate their expenses. The rows for the Funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC.; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP224

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio and the PSF PGIM High Yield Bond Portfolio (“the Funds”) will restate their expenses. The rows for the Funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP225

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Mayo Clinic

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio and the PSF PGIM High Yield Bond Portfolio will restate their expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd.	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP226

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Mayo Clinic Retirees on or after 01/01/2010

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio and the PSF PGIM High Yield Bond Portfolio will restate their expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd.	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP227

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for The New Jersey Judicial Retirement System (JRS)

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP228

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Sears Holdings Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF PGIM High Yield Bond Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
^The Fund’s annual current expense reflects temporary fee reductions.^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP229

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Sinclair Services

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF PGIM High Yield Bond Portfolio will restate its expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP230

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Willis Towers Watson

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC.; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP231

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Special Features of the Group Contract Prospectus dated May 1, 2024 for Group Variable Universal Life Contracts
for Yellow Roadway

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC.; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP232

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to Prospectus dated May 1, 2024
for Group Variable Universal Life Insurance

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF Global Portfolio and the PSF PGIM High Yield Bond Portfolio will restate their expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP233

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 21, 2024,
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 01/01/2009 and before 1/1/2020)
dated May 1, 2024 for Group Variable Universal Life Insurance Contracts

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

On July 1, 2024, the PSF PGIM High Yield Bond Portfolio (“the Fund”) will restate its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
AICPA2SUP116